UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period                      to

☐ Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒ Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported): January 24, 2013

SLM Education Credit Funding LLC1

Commission File Number of securitizer:            333-124442

Central Index Key Number of securitizer:            0001179550

Lance Welch, Manager, Sallie Mae, Inc. (703) 984-5730

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1 SLM Education Credit Funding LLC, as securitizer, is filing this Form ABS 15-G in respect of all asset-backed securities for which it acted as depositor and are outstanding during the reporting period in the FFELP student loan and private credit student loan asset classes, including issuances of unregistered asset-backed securities and issuances of registered asset-backed securities, if any. This filing also covers the activities of SLM Education Credit Funding LLC’s affiliated securitizers during the applicable period to the extent any such affiliated securitizer acted as a sponsor, originator or seller of student loans related to SLM Education Credit Funding LLC’s securitization transactions.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SLM EDUCATION CREDIT FUNDING LLC (Securitizer)

By:	/s/ Stephen O’Connell
Name: Stephen O’Connell
Title: Vice President

Date: January 24, 2013